ACCOUNTS RECEIVABLES, NET	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLES, NET

NOTE 4 －ACCOUNTS RECEIVABLES, NET

Accounts receivable, net consisted of the following:

	As of
	December 31, 2024	June 30, 2025
Accounts receivable	$66,058,775	$71,379,164
Accounts receivable, related parties	928,951	353,886
	66,987,726	71,733,050
Less: allowance of expected credit loss	(59,124)	(63,789)
Accounts receivable, net	$66,928,602	$71,669,261

The following table presents the activities in the allowance for expected credit losses:

	As of
	December 31, 2024	June 30, 2025
Balance at beginning of year/period	$128,312	$59,124
Allowance for expected credit losses	3,007	4,665
Written-off allowance during the year/period	(71,667)	-
Foreign translation adjustment	(528)	-
Balance at end of year/period	$59,124	$63,789

The Company generally conducts its business with creditworthy third parties in export sales and leather trading, by offering the credit terms ranging from 7 to 115 days. The Company determines, on a continuing basis, the probable losses and an allowance of expected credit loss, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

For the six months ended June 30, 2024 and 2025, the Company (written off) and made provision for allowance for expected credit loss of $(8,453) and $4,665 on accounts receivable, respectively.